UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brave Warrior Capital, Inc.
Address: 12 East 49th Street
         14th Floor
         New York, New York  10017

13F File Number:  028-01658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karen M. Blanchard
Title:     Chief Compliance Officer
Phone:     (212) 421-9760

Signature, Place, and Date of Signing:

 /s/    Karen M. Blanchard     New York, NY/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $1,027,583 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103   107990  2572423 SH       SOLE                  2572423        0        0
COMCAST CORP NEW               CL A SPL         20030n200    97938  4733611 SH       SOLE                  4733611        0        0
FISERV INC                     COM              337738108   129566  2552027 SH       SOLE                  2552027        0        0
GOOGLE INC                     CL A             38259p508   149147   289955 SH       SOLE                   289955        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540r409    65601   829872 SH       SOLE                   829872        0        0
MASTERCARD INC                 CL A             57636q104    86863   273876 SH       SOLE                   273876        0        0
MOTOROLA SOLUTIONS INC         COM NEW          620076307   100531  2399313 SH       SOLE                  2399313        0        0
PRIMERICA INC                  COM              74164m108    29548  1370503 SH       SOLE                  1370503        0        0
US BANCORP DEL                 COM NEW          902973304    67558  2869924 SH       SOLE                  2869924        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911k102   143177  3857129 SH       SOLE                  3857129        0        0
VISA INC                       COM CL A         92826c839    21840   254786 SH       SOLE                   254786        0        0
WELLS FARGO & CO NEW           COM              949746101    27824  1153577 SH       SOLE                  1153577        0        0